INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 29, 2024
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL:
Intangible assets:

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011
Additions	—	—	—	5,153	—	5,153
Disposals	—	—	—	(2,740)	—	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$—	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Amortization (note 20)	7,694	—	410	5,136	—	13,240
Disposals	—	—	—	(2,727)	—	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$—	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$—	$253,319

2023	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475
Additions	—	—	—	4,592	—	4,592
Disposals	—	—	—	(1,266)	(1,790)	(3,056)
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011

Accumulated amortization
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Amortization (note 20)	6,633	—	1,642	5,568	—	13,843
Disposals	—	—	—	(1,215)	(1,790)	(3,005)
Impairment reversal	(7,803)	(32,967)	—	—	—	(40,770)
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Carrying amount, December 31, 2023	$41,238	$203,692	$410	$16,079	$—	$261,419

During fiscal 2024, no impairment charges were recorded related to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.

During fiscal 2023, the Company recorded an impairment reversal of $40.8 million relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.

The carrying amount of internally-generated assets within computer software was $10.6 million as at December 29, 2024 (December 31, 2023 - $11.7 million). Included in computer software as at December 29, 2024 was $3.9 million (December 31, 2023 - $1.2 million) of assets not yet utilized in operations.
10. INTANGIBLE ASSETS AND GOODWILL (continued):
Goodwill:

	2024	2023

Balance, beginning of fiscal year	$271,677	$271,677
Goodwill acquired (disposed)	—	—
Balance, end of fiscal year	$271,677	$271,677

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and intangibles have been allocated to the Company's CGUs as follows:

	December 29, 2024	December 31, 2023

Textile & Sewing:
Goodwill	$271,677	$271,677
Definite life intangible assets (excluding computer software)	10,987	15,134
Indefinite life intangible assets	93,400	93,400
	$376,064	$380,211

Hosiery:
Definite life intangible assets (excluding computer software)	$22,557	$26,514
Indefinite life intangible assets	110,292	110,292
	$132,849	$136,806

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, input costs, and SG&A expenses in determining forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference.

The Company performed its annual impairment review for goodwill and indefinite life intangible assets as at December 29, 2024 and December 31, 2023. The estimated recoverable amount for the Textile & Sewing CGU exceeded its carrying value and as a result, there was no impairment identified. The estimated recoverable amount for the Hosiery CGU exceeded its carrying value and as a result, there was no impairment identified for the year ended December 29, 2024. For the year ended December 31, 2023, the carrying value for the Hosiery CGU was in excess of its carrying value and as a result the Company recorded an impairment reversal of $40.8 million, relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions. Following this impairment reversal, no additional amount can be reversed.
Recoverable amount for Textile & Sewing and Hosiery CGUs
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair value measurement was categorized as a level 3 fair value. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple of 8.5 (2023 - 7.5), applied to risk adjusted EBITDA (adjusted EBITDA as defined in note 24) for the next year, which takes into account financial forecasts approved by senior management. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.
Textile & Sewing CGU
For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.

Hosiery CGU
For the Hosiery CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of indefinite life intangible assets.